CONSOLIDATED BALANCE SHEET - (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheet [abstract]
Trade Receivables	$ 13,017	$ 17,334
Collateral deposits	$ 1,572	$ 6,128